Share-based Compensation - Summary of Assumptions used to Determine Fair Value of Share Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Risk-free interest rate		2.47%
Risk-free interest rate minimum	1.56%
Risk-free interest rate maximum	2.33%
Volatility minimum	50.90%	49.80%
Volatility maximum	52.40%	49.90%
Expected exercise multiple minimum	$ 2.2	$ 2.2
Expected exercise multiple maximum	$ 2.8	$ 2.8
Dividend yield	0.00%	0.00%
Expected life (in years)	10 years	10 years
Exercise price	$ 0	$ 0
Fair value of ordinary shares minimum | ¥ / shares			¥ 81.94	¥ 25.89
Fair value of ordinary shares maximum | ¥ / shares			¥ 94.22	¥ 26.04